Trade receivables	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	Trade receivables and contract assets
Trade receivables and contract assets are non-interest bearing. Trade receivables generally have 30-90 day payment terms.

	At December 31,
	2019	2020	2021
	(in thousands)
Trade receivables	$11,957	$20,537	$16,876
Contract assets	1,587	371	789
Provision for credit notes to be issued	(848)	(536)	(465)
Provisions on trade receivables	(2,719)	(2,724)	(2,789)
Net trade receivables	$9,977	$17,648	$14,411
In the years ended December 31, 2019, 2020 and 2021, the Company recorded credit notes primarily related to customer rebate programs. Such rebates are recorded as a reduction of revenue in the same period that the product is delivered.
The movements in the provision for impairment of receivables were as follows:

	December 31,
	2019	2020	2021
	(in thousands)
At January 1,	$2,592	$2,719	$2,724
Charge for the year	515	47	65
Utilized amounts	(388)	—	—
Unutilized amounts	—	(42)	—
At year end	$2,719	$2,724	$2,789
In the year ended December 31, 2019, the Company recognized a provision for impairment of $515,000 included in the Consolidated Statement of Operations in General and administrative. In the year ended December 31, 2020, the Company impaired additional trade receivables for $47,000. In the year ended December 31, 2021, trade receivables of $65,000 were recorded as impaired. Trade receivables impaired are related primarily to significantly aged receivables, which the Company no longer expects to collect although still subject to enforcement.

As at year end, the aging analysis of trade receivables and contract assets that were not impaired is as follows:

	Total	Neither past due nor Impaired	Past due but not impaired
			<30 days	30-60 days	60-120 days	>120 days
	(in thousands)
At December 31, 2019	$9,977	$6,265	$2,125	$130	$371	$1,086
At December 31, 2020	$17,648	$14,232	$2,879	$53	$—	$484
At December 31, 2021	$14,411	$13,587	$241	$—	$—	$583

Due to its historical experience, the Company does not assign credit risk rating grades to its trade receivables, but assesses credit risk at the customer level. Based on an analysis of historical credit losses, the Company has not applied any expected credit losses to its outstanding receivables as of the year end beyond specific provisions for doubtful accounts.